CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Unearned ESOP	Treasury Stock	Noncontrolling Interest	Total
Balance at Dec. 31, 2011	$ 13,000	$ 30	$ 8,730	$ 24,618	$ (2,664)	$ (1,039)	$ (4,834)		$ 37,841
Net income				2,648					2,648
Other comprehensive income (loss), net of tax					1,346				1,346
Purchase of CPP Warrants from Treasury			(706)	169					(537)
Preferred stock dividends - SBLF				(449)					(449)
ESOP shares earned			11			103			114
Stock based compensation			79						79
Stock options exercised			6						6
Common stock dividends declared				(301)					(301)
Change in noncontrolling interest
Balance at Dec. 31, 2012	13,000	30	8,120	26,685	(1,318)	(936)	(4,834)		40,747
Net income				505					505
Other comprehensive income (loss), net of tax					(182)				(182)
ESOP shares earned			7			27			34
Stock based compensation			20						20
Stock options exercised			(6)				6
Common stock dividends declared				(75)					(75)
Change in noncontrolling interest
Balance at Mar. 31, 2013	13,000	30	8,141	27,115	(1,500)	(909)	(4,828)		41,049
Balance at Dec. 31, 2012	13,000	30	8,120	26,685	(1,318)	(936)	(4,834)		40,747
Net income				2,406					2,406
Other comprehensive income (loss), net of tax					(427)				(427)
ESOP shares earned			53			110			163
Stock based compensation			81						81
Stock options exercised			(28)				73		45
Common stock dividends declared				(303)					(303)
Change in noncontrolling interest								358	358
Balance at Dec. 31, 2013	13,000	30	8,226	28,788	(1,745)	(826)	(4,761)	358	43,070
Net income				489				30	519
Other comprehensive income (loss), net of tax					223				223
ESOP shares earned			17			28			45
Stock based compensation			21						21
Common stock dividends declared				(76)					(76)
Change in noncontrolling interest									30
Balance at Mar. 31, 2014	$ 13,000	$ 30	$ 8,264	$ 29,201	$ (1,522)	$ (798)	$ (4,761)	$ 388	$ 43,802